Goodwill and Other Intangibles (CenterPoint Energy and CERC)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles (CenterPoint Energy and CERC) [Text Block]	Goodwill and Other Intangibles (CenterPoint Energy and CERC)

Goodwill and intangible assets related to the Infrastructure Services and Energy Services Disposal Groups are classified as held for sale on CenterPoint Energy’s and CERC’s respective Condensed Consolidated Balance Sheets, as applicable, and are excluded from the tabular disclosures below. See Note 4 for further information.
CenterPoint Energy’s goodwill as of December 31, 2018 and changes in the carrying amount of goodwill as of December 31, 2019 is as follows:

	December 31, 2018	Additions (1)	December 31, 2019
	(in millions)
Indiana Electric Integrated	$—	$1,121	$1,121
Natural Gas Distribution	746	2,566	3,312
Corporate and Other	11	438	449
Total	$757	$4,125	$4,882

(1)
This represents the allocation of goodwill to reportable segments from the Merger, changes from preliminary amounts previously reported and includes the final determination of fair value for each reportable segment. See Note 4.

CERC’s goodwill as of December 31, 2018 and December 31, 2019 is as follows:

	December 31, 2018	December 31, 2019
	(in millions)
Natural Gas Distribution	$746	$746
Corporate and Other	11	11
Total	$757	$757

CenterPoint Energy and CERC perform goodwill impairment tests at least annually and evaluate goodwill when events or changes in circumstances indicate that its carrying value may not be recoverable. The impairment evaluation for goodwill is performed by comparing the fair value of each reporting unit with the carrying amount of the reporting unit, including goodwill. The reporting units approximate the reportable segments, with the exception of ESG, which is a separate reporting unit but included in CenterPoint Energy’s Corporate and Other reportable segment. The estimated fair value of a reporting unit is primarily determined based on an income approach or a weighted combination of income and market approaches. If the carrying amount of the reporting unit is in excess of the estimated fair value of the reporting unit, then the excess amount is the impairment charge that should be recorded, not to exceed the carrying amount of goodwill. See Note 2(g) for further discussion.

CenterPoint Energy and CERC performed the annual goodwill impairment test on July 1 of each of 2019 and 2018 and determined that no goodwill impairment charge was required for any reporting unit in its annual test.

In connection with its preparation of financial statements for the year ended December 31, 2019, CenterPoint Energy and CERC, as applicable, identified triggering events for interim goodwill impairment tests at the historically reported Infrastructure Services and Energy Services reporting units. Early stage bids received from market participants during the exploration of strategic alternatives for these businesses at year-end indicated that the fair value of each reporting unit was more likely than not below the carrying value.

On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the businesses within its historically reported Infrastructure Services reporting unit. Per the Securities Purchase Agreement, VISCO will be converted from a wholly-owned corporation to a limited liability company that is disregarded for federal income tax purposes immediately prior to the closing of the transaction resulting in the sale of membership units at closing.  The sale will be considered an asset sale for tax purposes requiring the net deferred tax liabilities of approximately $123 million within the reporting unit as of December 31, 2019 to be recognized as a benefit to deferred income tax expense by CenterPoint Energy upon closing; therefore, any deferred tax assets and liabilities within the reporting unit are not included in the carrying amount of the assets and liabilities that will be transferred to the buyer. For further information, see Note 4 and 23.

On February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell CES, which represents substantially all of the businesses within the historically reported Energy Services reporting unit. Per the Equity Purchase Agreement, CES will be converted from a wholly-owned corporation to a limited liability company that is disregarded for federal income tax purposes immediately prior to the closing of the transaction resulting in the sale of membership units at closing. For further information, see Note 4 and Note 23.

The fair value of the historically reported Infrastructure Services reporting unit was estimated using a market approach deriving an estimated fair value as of December 31, 2019 based on the economic terms agreed upon within the Securities Purchase Agreement, a Level 2 fair value measurement.  As of December 31, 2019 the fair value of the historically reported Infrastructure Services Disposal Group exceeded the carrying value (inclusive of deferred income tax liabilities of $123 million) and no impairment loss was recognized.

The fair value of the historically reported Energy Services reporting unit was estimated using a combination of the market approach and the income approach as of December 31, 2019, a Level 3 fair value measurement. CenterPoint Energy and CERC utilized the economic indicators of value received by market participants during the exploration of strategic alternatives to inform the fair value of substantially all of the businesses within this reporting unit as of December 31, 2019. Certain assets groups not constituting a business within the reporting unit were valued using an income approach.  CenterPoint Energy and CERC recognized an impairment loss on their historically reported Energy Services reporting unit of $48 million, the amount by which the carrying value (inclusive of deferred income tax liabilities of $25 million) exceeded the fair value as of December 31, 2019.

The tables below present information on CenterPoint Energy’s other intangible assets recorded in Intangible assets, net on the Consolidated Balance Sheets and the related amortization expense included in Depreciation and amortization on CenterPoint Energy’s Statements of Consolidated Income, unless otherwise indicated.

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Balance	Gross Carrying Amount	Accumulated Amortization	Net Balance
	(in millions)
Customer relationships (1)	$33	$(4)	$29	$—	$—	$—
Trade names (1)	16	(1)	15	—	—	—
Construction backlog (1) (2)	5	(4)	1	—	—	—
Operation and maintenance agreements (1) (2)	12	—	12	—	—	—
Other (1)	2	(1)	1	2	(1)	1
Total	$68	$(10)	$58	$2	$(1)	$1

(1)
The fair value of intangible assets acquired through acquisitions has been finalized. Intangible assets related to the Infrastructure Services and Energy Services Disposal Groups are excluded from the tabular disclosures. See Note 4.

(2)
Amortization expense related to the operation and maintenance agreements and construction backlog is included in Non-utility cost of revenues, including natural gas on CenterPoint Energy’s Statements of Consolidated Income.

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Amortization expense of intangible assets recorded in Depreciation and amortization (1) (2)	$5	$—	$—
Amortization expense of intangible assets recorded in Non-utility cost of revenues, including natural gas (2)	4	—	—

(1)	Includes $5 million for the year ended December 31, 2019 of amortization expense related to intangibles acquired in the Merger.

(2)
The fair value of intangible assets, and related amortization assumptions, acquired through acquisitions during the year ended December 31, 2019, have been finalized. Assets held for sale are not amortized. The table reflects amortization on continuing operations. See Note 4.

CenterPoint Energy estimates that amortization expense of intangible assets with finite lives for the next five years will be as follows:

Amortization Expense (1)
CenterPoint Energy
(in millions)
2020	$8
2021	6
2022	6
2023	6
2024	5

(1)
Assets held for sale are not amortized. The table reflects amortization on continuing operations. See Note 4.